Cover Document	Sep. 16, 2026
Cover [Abstract]
Entity Central Index Key	0000016732
Title of 12(b) Security	Capital Stock, par value $.0375
Entity Incorporation, State or Country Code	NJ
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	THE CAMPBELL'S COMPANY
Entity File Number	1-3822
Entity Tax Identification Number	21-0419870
Entity Address, Address Line One	One Campbell Place
Entity Address, City or Town	Camden
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08103
City Area Code	856
Local Phone Number	342-4800
Trading Symbol	CPB
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false